Tangible Assets (Owned and Under Finance Leases) - Summary of Changes in Property, Plant and Equipment and Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	€ 14,216	€ 13,947
Addition	2,688	3,258
Depreciation	(2,441)	(2,500)
Impairment (losses) / reversals		(7)
Disposals	(13)	(11)
Exchange Differences	(254)	(396)
Other changes	55	(75)
Ending balance	14,251	14,216	€ 13,947
Land [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	213	203
Addition	6	6
Exchange Differences	(1)	(2)
Other changes	32	6
Ending balance	250	213	203
Buildings (civil and industrial) [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	488	509
Addition	79	10
Depreciation	(36)	(39)
Exchange Differences	(2)	(3)
Other changes	59	11
Ending balance	588	488	509
Plant and Equipment [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	12,049	11,709
Addition	2,013	2,601
Depreciation	(2,229)	(2,286)
Impairment (losses) / reversals		(8)
Disposals	(7)	(8)
Exchange Differences	(217)	(332)
Other changes	487	373
Ending balance	12,096	12,049	11,709
Manufacturing and distribution equipment [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	36	38
Addition	8	12
Depreciation	(14)	(16)
Other changes	1	2
Ending balance	31	36	38
Other [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	376	391
Addition	94	88
Depreciation	(162)	(159)
Disposals	(2)	(2)
Exchange Differences	(13)	(18)
Other changes	65	76
Ending balance	358	376	391
Construction in progress and advance payments [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	1,054	1,097
Addition	488	541
Impairment (losses) / reversals		1
Disposals	(4)	(1)
Exchange Differences	(21)	(41)
Other changes	(589)	(543)
Ending balance	928	1,054	1,097
Assets held under finance lease [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	2,331	2,413
Addition	73	151
Increases in finance leasing contracts	70	68	232
Depreciation	(215)	(180)
Exchange Differences	(27)	(44)
Other changes	(337)	(77)
Ending balance	1,895	2,331	2,413
Assets held under finance lease [member] | Land [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	16	16
Ending balance	16	16	16
Assets held under finance lease [member] | Buildings (civil and industrial) [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	1,768	1,835
Addition	32	47
Increases in finance leasing contracts	12	2
Depreciation	(159)	(130)
Other changes	(288)	14
Ending balance	1,365	1,768	1,835
Assets held under finance lease [member] | Plant and Equipment [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	353	365
Addition	9	72
Increases in finance leasing contracts	6	14
Depreciation	(18)	(21)
Exchange Differences	(26)	(43)
Other changes	(22)	(34)
Ending balance	302	353	365
Assets held under finance lease [member] | Other [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	138	125
Increases in finance leasing contracts	52	52
Depreciation	(38)	(29)
Exchange Differences	(1)	(1)
Other changes	(3)	(9)
Ending balance	148	138	125
Assets held under finance lease [member] | Construction in progress and advance payments [member]
Reconciliation Of Changes In Property Plant And Equipment [line items]
Beginning balance	56	72
Addition	32	32
Other changes	(24)	(48)
Ending balance	€ 64	€ 56	€ 72